UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2017

MFS® GLOBAL

MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 40.6%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$10,000	$10,312

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$15,000	$15,079

Asset-Backed & Securitized - 0.8%
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		$30,955	$32,411
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FLR, 1.634%, (LIBOR-1mo. + 0.4%) 1/15/2020		55,000	55,052
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		3,760	3,759
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		40,000	41,273
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.167%, 6/15/2049		15,384	15,754
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		35,606	36,856

			$185,105
Automotive - 0.3%
General Motors Co., 5.2%, 4/01/2045		$19,000	$19,127
General Motors Financial Co., Inc., 3.45%, 4/10/2022		11,000	11,181
General Motors Financial Co., Inc., 4.35%, 1/17/2027		5,000	5,138
Lear Corp., 5.25%, 1/15/2025		18,000	19,241
Renault S.A., 3.625%, 9/19/2018	EUR	15,000	18,363

			$73,050
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020		$32,000	$34,767

Broadcasting - 0.2%
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	19,000	$23,745
Time Warner, Inc., 3.8%, 2/15/2027		$10,000	10,002

			$33,747
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$6,000	$6,013
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		7,000	7,134
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		11,000	11,485
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		11,000	11,069

			$35,701
Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$22,000	$22,634
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	20,000	25,482
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$5,000	4,965
Masco Corp., 4.375%, 4/01/2026		16,000	16,992

			$70,073
Business Services - 0.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$14,000	$14,081
Equinix, Inc., 5.75%, 1/01/2025		10,000	10,763
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		7,000	7,321
Fidelity National Information Services, Inc., 5%, 10/15/2025		2,000	2,228
Fidelity National Information Services, Inc., 3%, 8/15/2026		12,000	11,648

			$46,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 0.4%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$13,000	$15,205
Comcast Corp., 2.75%, 3/01/2023		32,000	32,352
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		12,000	12,105
Cox Communications, Inc., 3.5%, 8/15/2027 (n)		10,000	9,842
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	10,000	8,530
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$7,000	7,368
Time Warner Cable, Inc., 4.5%, 9/15/2042		5,000	4,739

			$90,141
Computer Software - 0.1%
Microsoft Corp., 4.1%, 2/06/2037		$21,000	$22,758

Computer Software - Systems - 0.7%
Apple, Inc., 3.05%, 7/31/2029	GBP	100,000	$145,833
Apple, Inc., 4.5%, 2/23/2036		$18,000	20,254

			$166,087
Conglomerates - 0.0%
Johnson Controls International PLC, 4.5%, 2/15/2047		$2,000	$2,122
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		7,000	7,169

			$9,291
Consumer Services - 0.1%
Priceline Group, Inc., 3.55%, 3/15/2028		$4,000	$4,007
Visa, Inc., 2.8%, 12/14/2022		13,000	13,293
Visa, Inc., 4.15%, 12/14/2035		10,000	10,915
Visa, Inc., 3.65%, 9/15/2047		5,000	4,972

			$33,187
Containers - 0.1%
Ball Corp., 4%, 11/15/2023		$7,000	$7,158
Ball Corp., 5.25%, 7/01/2025		5,000	5,489

			$12,647
Electronics - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$19,000	$19,569
Intel Corp., 3.15%, 5/11/2027		25,000	25,386
Tyco Electronics Group S.A., 2.375%, 12/17/2018		11,000	11,062

			$56,017
Emerging Market Quasi-Sovereign - 0.2%
Petrobras Global Finance B.V., 6.125%, 1/17/2022		$35,000	$37,625

Emerging Market Sovereign - 0.5%
Republic of Hungary, 5.375%, 2/21/2023		$30,000	$33,835
Republic of Indonesia, 7%, 5/15/2022	IDR	977,000,000	75,076

			$108,911
Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$13,000	$13,612

Food & Beverages - 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	15,000	$17,663
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$17,000	17,625
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		22,000	24,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.25%, 5/01/2023		$41,000	$43,948
Constellation Brands, Inc., 4.75%, 12/01/2025		7,000	7,643
Kraft Heinz Foods Co., 5.2%, 7/15/2045		3,000	3,286
Kraft Heinz Foods Co., 4.375%, 6/01/2046		7,000	6,912
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		5,000	5,074
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		6,000	6,187

			$132,594
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$25,000	$27,395

Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$11,000	$11,068

Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$32,000	$32,531
Chubb Corp. , 6.375% to 4/15/17, FLR to 3/29/2067		40,000	39,780
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		3,000	3,022
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		8,000	8,148
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		13,000	13,885
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		6,000	6,041
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		5,000	5,340

			$108,747
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/2041		$20,000	$20,885
Statoil A.S.A., FLR, 1.605%, (U.S. LIBOR-3mo. + 0.29%) 5/15/2018		11,000	11,020

			$31,905
International Market Sovereign - 9.4%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	36,000	$43,540
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	5,000	9,849
Federal Republic of Germany, 4%, 1/04/2037	EUR	26,000	47,053
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	31,000	47,363
Government of Canada, 4.25%, 6/01/2018	CAD	81,000	66,187
Government of Canada, 0.5%, 3/01/2022	CAD	129,000	98,005
Government of Canada, 2.5%, 6/01/2024	CAD	18,000	14,937
Government of Canada, 1.5%, 6/01/2026	CAD	11,000	8,411
Government of Canada, 5.75%, 6/01/2033	CAD	53,000	61,383
Government of Canada, 4%, 6/01/2041	CAD	12,000	12,178
Government of Japan, 0.4%, 9/20/2025	JPY	1,550,000	14,219
Government of Japan, 0.3%, 12/20/2025	JPY	600,000	5,461
Government of Japan, 2.2%, 9/20/2027	JPY	13,050,000	140,452
Government of Japan, 1.7%, 9/20/2032	JPY	10,950,000	117,048
Government of Japan, 1.5%, 3/20/2034	JPY	22,500,000	235,026
Government of Japan, 2.4%, 3/20/2037	JPY	6,550,000	77,856
Government of Japan, 1.8%, 3/20/2043	JPY	6,200,000	68,275
Government of Japan, 2%, 3/20/2052	JPY	3,000,000	34,771
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	25,000	39,622
Kingdom of Belgium, 4%, 3/28/2032	EUR	57,000	93,763
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	310,000	55,165
Kingdom of Spain, 5.4%, 1/31/2023	EUR	43,000	63,969
Kingdom of Spain, 2.75%, 10/31/2024	EUR	26,000	34,569
Kingdom of Spain, 5.15%, 10/31/2028	EUR	32,000	50,793
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	41,000	72,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Austria, 1.75%, 10/20/2023	EUR	32,000	$41,792
Republic of France, 4.75%, 4/25/2035	EUR	10,000	18,190
Republic of France, 4.5%, 4/25/2041	EUR	28,000	52,138
Republic of Ireland, 5.4%, 3/13/2025 (e)	EUR	16,000	25,658
Republic of Italy, 3.75%, 3/01/2021	EUR	60,000	79,262
Republic of Italy, 5.5%, 9/01/2022	EUR	111,000	160,610
Republic of Portugal, 4.95%, 10/25/2023	EUR	62,000	88,473
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	17,000	31,390
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	47,000	79,779
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	10,000	19,975
United Kingdom Treasury, 4%, 1/22/2060	GBP	3,000	6,701

			$2,116,419
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	10,000	$9,467
Province of British Columbia, 2.3%, 6/18/2026	CAD	20,000	15,531

			$24,998
Major Banks - 1.6%
Bank of America Corp., 7.625%, 6/01/2019		$25,000	$27,283
Bank of America Corp., 2.625%, 4/19/2021		40,000	40,275
Bank of America Corp., 3.875%, 8/01/2025		21,000	21,998
Bank of America Corp., 3.248%, 10/21/2027		41,000	40,179
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FLR to 2/07/2028		16,000	16,372
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		15,000	15,083
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		12,000	13,450
Goldman Sachs Group, Inc., 3%, 4/26/2022		29,000	29,335
JPMorgan Chase & Co., 2.95%, 10/01/2026		43,000	42,084
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		13,000	13,118
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		14,000	14,691
Morgan Stanley, 2.2%, 12/07/2018		9,000	9,037
Morgan Stanley, 2.5%, 4/21/2021		19,000	19,062
Morgan Stanley, 3.125%, 7/27/2026		13,000	12,751
Morgan Stanley, 3.95%, 4/23/2027		24,000	24,415
Wells Fargo & Co., 4.1%, 6/03/2026		25,000	25,988

			$365,121
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$11,000	$11,236
HCA, Inc., 4.75%, 5/01/2023		20,000	21,100
HCA, Inc., 5.25%, 6/15/2026		8,000	8,620
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		10,000	10,235
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		13,000	13,390
Northwell Healthcare, Inc., 3.979%, 11/01/2046		2,000	1,893
Northwell Healthcare, Inc., 4.26%, 11/01/2047		11,000	11,081
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		21,000	20,774
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		8,000	8,132
Universal Health Services, Inc., 5%, 6/01/2026 (n)		8,000	8,420

			$114,881
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/2025		$27,000	$28,159

Metals & Mining - 0.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	11,000	$9,203
Kinross Gold Corp., 5.95%, 3/15/2024		$17,000	18,887

			$28,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$14,000	$14,650
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		21,000	21,346
Enterprise Products Operating LLC, 1.65%, 5/07/2018		12,000	11,996
ONEOK, Inc., 4.95%, 7/13/2047		21,000	21,055
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		12,000	12,799
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		29,000	29,234

			$111,080
Mortgage-Backed - 2.5%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$128,515	$138,915
Fannie Mae, 5.5%, 1/01/2037		6,374	7,145
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		5,111	5,800
Fannie Mae, 5%, 8/01/2040		10,984	11,984
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		95,080	100,586
Fannie Mae, 3.5%, 5/01/2043		53,781	55,876
Freddie Mac, 3.3%, 4/25/2023		50,325	52,690
Freddie Mac, 3.458%, 8/25/2023		50,325	53,114
Freddie Mac, 2.673%, 3/25/2026		27,000	26,865
Freddie Mac, 3.243%, 4/25/2027		33,000	34,073
Freddie Mac, 3.117%, 6/25/2027		14,487	14,793
Freddie Mac, 3.194%, 7/25/2027		11,000	11,376
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		30,335	32,633
Freddie Mac, 5%, 7/01/2041		18,635	20,570

			$566,420
Natural Gas - Distribution - 0.0%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$8,000	$8,005

Network & Telecom - 0.4%
AT&T, Inc., 2.45%, 6/30/2020		$30,000	$30,214
AT&T, Inc., 4.9%, 8/14/2037		17,000	17,181
AT&T, Inc., 4.75%, 5/15/2046		14,000	13,464
British Telecom PLC, 5.75%, 12/07/2028	GBP	5,000	8,617
Verizon Communications, Inc., 4.5%, 9/15/2020		$18,000	19,311
Verizon Communications, Inc., 4.812%, 3/15/2039		5,000	5,162

			$93,949
Oils - 0.1%
Phillips 66, 4.875%, 11/15/2044		$14,000	$15,190

Other Banks & Diversified Financials - 0.1%
Capital One Financial Corp., 3.2%, 2/05/2025		$12,000	$11,993

Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$6,000	$5,862

Pharmaceuticals - 0.3%
Celgene Corp., 2.875%, 8/15/2020		$43,000	$43,892
Gilead Sciences, Inc., 2.35%, 2/01/2020		18,000	18,200

			$62,092
Real Estate - Apartment - 0.1%
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	20,000	$25,401

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$14,000	$14,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$37,000	$40,161
Home Depot, Inc., 2.625%, 6/01/2022		15,000	15,238
Home Depot, Inc., 2.8%, 9/14/2027		25,000	24,521

			$79,920
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	10,000	$8,762

Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	5,000	$3,962
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	10,000	8,450
International Finance Corp., 3.25%, 7/22/2019	AUD	15,000	12,000

			$24,412
Telecommunications - Wireless - 0.4%
American Tower Corp., REIT, 4.7%, 3/15/2022		$4,000	$4,334
American Tower Corp., REIT, 3.5%, 1/31/2023		11,000	11,379
American Tower Corp., REIT, 4%, 6/01/2025		25,000	25,850
Crown Castle International Corp., 2.25%, 9/01/2021		14,000	13,807
Crown Castle International Corp., 5.25%, 1/15/2023		18,000	19,926
Crown Castle International Corp., 3.7%, 6/15/2026		6,000	6,041

			$81,337
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	12,000	$10,319

Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022		$30,000	$30,635
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		11,000	11,111
Reynolds American, Inc., 8.125%, 6/23/2019		11,000	12,119
Reynolds American, Inc., 3.25%, 6/12/2020		20,000	20,553
Reynolds American, Inc., 4.45%, 6/12/2025		4,000	4,287

			$78,705
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57%, 6/01/2025		$19,273	$20,053
Small Business Administration, 2.22%, 3/01/2033		24,100	23,859

			$43,912
U.S. Treasury Obligations - 16.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$72,000	$92,610
U.S. Treasury Bonds, 4.75%, 2/15/2037		20,000	26,559
U.S. Treasury Bonds, 3.625%, 2/15/2044		136,000	156,267
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/2020		127,642	128,268
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/2021 (f)		157,796	164,074
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2023 (f)		130,443	132,147
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024 (f)		160,528	163,919
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024 (f)		134,031	132,682
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		121,964	120,754
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025 (f)		157,149	179,531
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025		122,847	122,862
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026		106,120	107,555
U.S. Treasury Bonds, TIPS, 2%, 1/15/2026		92,508	104,037
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2027 (f)		65,553	76,634
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028		80,631	90,263
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/2028 (f)		42,381	55,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/2029		$45,610	$55,058
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/2029		53,610	72,923
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/2032		19,309	26,617
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040		21,520	27,080
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2041		22,358	28,288
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2042		75,839	73,268
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/2043		51,110	47,760
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/2044		69,328	76,489
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2045		88,367	84,278
U.S. Treasury Bonds, TIPS, 1%, 2/15/2046		70,257	71,275
U.S. Treasury Notes, 2%, 2/15/2025		94,000	92,715
U.S. Treasury Notes, TIPS, 2.125%, 1/15/2019		47,890	49,381
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2019		62,686	62,920
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2019		64,207	66,887
U.S. Treasury Notes, TIPS, 1.375%, 1/15/2020 (f)		63,397	65,669
U.S. Treasury Notes, TIPS, 1.25%, 7/15/2020		130,215	135,698
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2021		39,251	39,374
U.S. Treasury Notes, TIPS, 0.625%, 7/15/2021		166,187	170,810
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2022 (f)		166,571	167,093
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2022 (f)		133,070	133,708
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2023 (f)		134,696	134,357
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2026		98,046	95,340

			$3,630,622
Utilities - Electric Power - 1.0%
CMS Energy Corp., 5.05%, 3/15/2022		$15,000	$16,534
Duke Energy Corp., 2.65%, 9/01/2026		13,000	12,432
Duke Energy Florida LLC, 3.2%, 1/15/2027		14,000	14,156
EDP Finance B.V., 4.125%, 6/29/2020	EUR	25,000	32,883
Emera U.S. Finance LP, 2.7%, 6/15/2021		$3,000	3,016
Emera U.S. Finance LP, 3.55%, 6/15/2026		4,000	4,027
Enel Americas S.A., 4%, 10/25/2026		34,000	34,806
Exelon Corp., 3.497%, 6/01/2022		7,000	7,211
FirstEnergy Corp., 3.9%, 7/15/2027		4,000	4,062
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		15,000	15,417
NextEra Energy Operating Co., 4.5%, 9/15/2027 (z)		5,000	5,094
PPL Capital Funding, Inc., 3.1%, 5/15/2026		14,000	13,769
PPL Capital Funding, Inc., 5%, 3/15/2044		6,000	6,735
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		4,000	4,326
Progress Energy, Inc., 7.05%, 3/15/2019		30,000	32,156
Virginia Electric & Power Co., 3.5%, 3/15/2027		18,000	18,666

			$225,290
Total Bonds			$9,141,072

Common Stocks - 30.7%
Aerospace - 0.9%
Honeywell International, Inc. (s)		1,467	$207,933

Apparel Manufacturers - 1.2%
LVMH Moet Hennessy Louis Vuitton SE		633	$174,654
NIKE, Inc., “B”		1,966	101,937

			$276,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.6%
Biogen, Inc. (a)	431	$134,955

Brokerage & Asset Managers - 0.9%
Blackstone Group LP	3,352	$111,856
NASDAQ, Inc.	1,192	92,463

		$204,319
Business Services - 2.3%
Cognizant Technology Solutions Corp., “A”	1,739	$126,147
DXC Technology Co.	1,676	143,935
Fidelity National Information Services, Inc.	1,439	134,388
Global Payments, Inc.	1,299	123,444

		$527,914
Chemicals - 1.1%
DowDuPont, Inc.	1,488	$103,014
PPG Industries, Inc.	1,367	148,538

		$251,552
Computer Software - 0.8%
Salesforce.com, Inc. (a)(s)	1,893	$176,844

Consumer Products - 0.7%
Newell Brands, Inc. (s)	3,643	$155,447

Consumer Services - 0.6%
Priceline Group, Inc. (a)	69	$126,327

Electrical Equipment - 0.6%
Johnson Controls International PLC	3,282	$132,232

Electronics - 1.1%
Broadcom Corp.	513	$124,423
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,099	116,367

		$240,790
Energy - Independent - 1.1%
EOG Resources, Inc. (s)	1,690	$163,491
Oil Search Ltd.	17,583	96,545

		$260,036
Energy - Integrated - 0.8%
BP PLC	28,532	$182,485

Food & Beverages - 1.4%
Danone S.A.	2,166	$169,907
Mondelez International, Inc. (s)	3,629	147,555

		$317,462
General Merchandise - 0.5%
Costco Wholesale Corp.	630	$103,503

Insurance - 1.8%
AIA Group Ltd.	19,400	$143,049
Aon PLC	931	136,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Chubb Ltd.	834	$118,887

		$397,955
Internet - 1.2%
Facebook, Inc., “A” (a)(s)	1,609	$274,930

Machinery & Tools - 0.6%
Kubota Corp.	7,400	$134,519

Major Banks - 0.6%
UBS AG	7,781	$132,985

Medical Equipment - 1.5%
Medtronic PLC (s)	2,424	$188,514
PerkinElmer, Inc.	2,081	143,527

		$332,041
Metals & Mining - 0.4%
Rio Tinto Ltd.	1,726	$80,325

Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	24,000	$83,568

Other Banks & Diversified Financials - 3.2%
Citigroup, Inc. (s)	2,686	$195,380
HDFC Bank Ltd., ADR	1,119	107,838
KBC Groep N.V.	1,451	122,961
U.S. Bancorp	2,327	124,704
Visa, Inc., “A”	1,537	161,754

		$712,637
Pharmaceuticals - 1.3%
Bayer AG	1,338	$182,333
Zoetis, Inc.	1,774	113,110

		$295,443
Printing & Publishing - 0.6%
RELX N.V.	6,318	$134,485

Railroad & Shipping - 1.3%
DP World Ltd.	5,173	$116,186
Union Pacific Corp.	1,448	167,925

		$284,111
Real Estate - 0.4%
LEG Immobilien AG	949	$96,000

Restaurants - 0.4%
Starbucks Corp.	1,898	$101,942

Specialty Chemicals - 0.5%
Linde AG	579	$120,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	1,023	$139,824
KDDI Corp.	6,800	179,296

		$319,120
Utilities - Electric Power - 0.5%
CMS Energy Corp.	2,418	$112,002
Total Common Stocks		$6,911,201

Investment Companies (h) - 27.9%
Specialty Funds - 20.4%
MFS Commodity Strategy Fund - Class R6 (v)	582,296	$3,406,434
MFS Global Real Estate Fund - Class R6	74,810	1,173,773
Total Specialty Funds		$4,580,207

Money Market Funds - 7.5%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,692,247	$1,692,247
Total Investment Companies		$6,272,454

Floating Rate Loans (g)(r) - 0.1%
Automotive - 0.0%
Allison Transmission Holdings, Inc. Term Loan B3, 3.24%, 9/23/2022	$7,387	$7,411

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$9,818	$9,856

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.98%, 6/24/2021	$12,956	$13,025
Total Floating Rate Loans		$30,292

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit CDX North America Investment Grade Index - October 2017 @ $70	Put	Exchange traded	$1,225,234	$1,200,000	$79

Other Assets, Less Liabilities - 0.7%					146,372
Net Assets - 100.0%					$22,501,470

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,272,454 and $16,082,644, respectively.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $154,833, representing 0.7% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2017, the fund had no short sales outstanding.

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
NextEra Energy Operating Co., 4.5%, 9/15/2027	9/18/17	$5,000	$5,094
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/17

Forward Foreign Currency Exchange Contracts at 9/30/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	787,788	USD	620,596	JPMorgan Chase Bank N.A.	11/15/2017	$10,951
CAD	23,562	USD	18,676	Morgan Stanley Capital Services, Inc.	10/13/2017	210
CHF	52,000	USD	53,723	Barclays Bank PLC	10/13/2017	12
CZK	160,000	USD	7,261	JPMorgan Chase Bank N.A.	10/13/2017	21
EUR	3,000	USD	3,542	Goldman Sachs International	10/13/2017	6
GBP	35,635	USD	47,615	Deutsche Bank AG	10/13/2017	152
GBP	6,000	USD	7,951	Goldman Sachs International	10/13/2017	92
GBP	20,365	USD	27,216	JPMorgan Chase Bank N.A.	10/13/2017	82
GBP	470,888	USD	610,000	JPMorgan Chase Bank N.A.	11/15/2017	21,823
ILS	45,000	USD	12,510	Deutsche Bank AG	10/13/2017	225
MYR	83,709	USD	19,551	Barclays Bank PLC	10/25/2017	257
NZD	31,919	USD	23,000	Goldman Sachs International	11/15/2017	35
SGD	25,000	USD	18,390	JPMorgan Chase Bank N.A.	10/13/2017	43
USD	22,226	CAD	27,000	Barclays Bank PLC	10/13/2017	585
USD	32,443	JPY	3,570,000	Barclays Bank PLC	10/13/2017	702
USD	10,837	SEK	86,000	Barclays Bank PLC	10/13/2017	272
USD	74,005	AUD	94,000	Citibank N.A.	10/13/2017	279
USD	41,458	EUR	35,000	Citibank N.A.	10/13/2017	69
USD	12,797	JPY	1,400,000	Citibank N.A.	10/13/2017	349
USD	7,939	SEK	63,000	Citibank N.A.	10/13/2017	200
USD	36,339	GBP	27,000	Deutsche Bank AG	10/13/2017	147
USD	62,830	SEK	507,000	Deutsche Bank AG	10/13/2017	548
USD	52,280	AUD	66,076	Goldman Sachs International	10/13/2017	455
USD	18,086	CAD	22,000	Goldman Sachs International	10/13/2017	453
USD	20,994	JPY	2,310,000	Goldman Sachs International	10/13/2017	456
USD	20,000	CHF	19,093	Goldman Sachs International	11/15/2017	228
USD	15,000	HKD	117,014	Goldman Sachs International	11/15/2017	4
USD	401,494	NOK	3,188,913	Goldman Sachs International	11/15/2017	735
USD	63,392	NZD	87,348	Goldman Sachs International	11/15/2017	355
USD	25,391	PLN	92,471	Goldman Sachs International	11/15/2017	50
USD	169,026	SEK	1,369,987	Goldman Sachs International	11/15/2017	427
USD	97,069	TWD	2,925,480	Goldman Sachs International	11/15/2017	396
USD	53,504	CAD	65,000	JPMorgan Chase Bank N.A.	10/13/2017	1,405
USD	37,695	GBP	28,000	JPMorgan Chase Bank N.A.	10/13/2017	162
USD	41,979	JPY	4,620,000	JPMorgan Chase Bank N.A.	10/13/2017	902
USD	75,938	SEK	610,000	JPMorgan Chase Bank N.A.	10/13/2017	1,004
USD	10,961	KRW	12,536,700	JPMorgan Chase Bank N.A.	11/14/2017	10
USD	713,000	AUD	903,014	JPMorgan Chase Bank N.A.	11/15/2017	5,034
USD	18,000	CAD	22,438	JPMorgan Chase Bank N.A.	11/15/2017	12
USD	1,929,199	CHF	1,850,308	JPMorgan Chase Bank N.A.	11/15/2017	13,096
USD	390,591	HKD	3,046,273	JPMorgan Chase Bank N.A.	11/15/2017	195
USD	23,111	IDR	312,390,000	JPMorgan Chase Bank N.A.	11/15/2017	3
USD	67,643	INR	4,367,219	JPMorgan Chase Bank N.A.	11/15/2017	1,121
USD	1,015,164	JPY	110,976,172	JPMorgan Chase Bank N.A.	11/15/2017	27,039
USD	256,006	KRW	291,353,770	JPMorgan Chase Bank N.A.	11/15/2017	1,500
USD	52,044	MXN	945,973	JPMorgan Chase Bank N.A.	11/15/2017	458
USD	141,967	SEK	1,151,475	JPMorgan Chase Bank N.A.	11/15/2017	259
USD	45,890	THB	1,524,346	JPMorgan Chase Bank N.A.	11/15/2017	127
USD	1,317	TWD	39,707	JPMorgan Chase Bank N.A.	11/15/2017	5
USD	77,611	ZAR	1,051,235	JPMorgan Chase Bank N.A.	11/15/2017	500
USD	57,494	CAD	70,000	Merrill Lynch International	10/13/2017	1,389

						$94,840

Liability Derivatives
AUD	89,659	USD	70,577	Citibank N.A.	10/13/2017	$(254)
AUD	78,047	USD	61,405	JPMorgan Chase Bank N.A.	10/13/2017	(190)
AUD	822,905	USD	647,034	JPMorgan Chase Bank N.A.	11/15/2017	(1,874)
CAD	90,582	USD	74,097	Barclays Bank PLC	10/13/2017	(1,494)
CHF	59,291	USD	61,833	Goldman Sachs International	11/15/2017	(434)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
EUR	6,000	USD	7,160	Barclays Bank PLC	10/13/2017	$(65)
EUR	60,872	USD	72,117	Brown Brothers Harriman	10/13/2017	(133)
EUR	680,737	USD	804,998	Goldman Sachs International	10/13/2017	(2)
EUR	37,614	USD	45,000	Goldman Sachs International	11/15/2017	(442)
EUR	34,000	USD	40,917	JPMorgan Chase Bank N.A.	10/13/2017	(710)
GBP	13,444	USD	18,023	Citibank N.A.	10/13/2017	(1)
GBP	35,375	USD	47,518	Goldman Sachs International	10/13/2017	(100)
GBP	343,366	USD	462,000	JPMorgan Chase Bank N.A.	11/15/2017	(1,283)
HKD	574,072	USD	73,618	Goldman Sachs International	11/15/2017	(48)
INR	4,746,000	USD	73,782	Barclays Bank PLC	11/1/2017	(1,374)
JPY	900,000	USD	8,178	BNP Paribas S.A.	10/13/2017	(176)
JPY	8,213,000	USD	75,104	Citibank N.A.	10/13/2017	(2,082)
JPY	61,914,365	USD	561,656	Goldman Sachs International	10/13/2017	(11,172)
JPY	23,064,552	USD	210,000	JPMorgan Chase Bank N.A.	11/15/2017	(4,635)
KRW	103,686,000	USD	90,998	JPMorgan Chase Bank N.A.	11/15/2017	(425)
MXN	549,659	USD	30,315	JPMorgan Chase Bank N.A.	10/13/2017	(182)
NOK	593,000	USD	76,541	Citibank N.A.	10/13/2017	(2,068)
NOK	188,000	USD	24,010	Goldman Sachs International	10/13/2017	(400)
NOK	7,770,712	USD	977,278	Goldman Sachs International	11/15/2017	(711)
NOK	472,371	USD	60,217	JPMorgan Chase Bank N.A.	10/13/2017	(894)
NOK	7,157,278	USD	910,366	JPMorgan Chase Bank N.A.	11/15/2017	(10,892)
NZD	195,481	USD	141,869	Goldman Sachs International	11/15/2017	(795)
NZD	20,572	USD	15,068	JPMorgan Chase Bank N.A.	10/13/2017	(212)
PLN	59,039	USD	16,390	JPMorgan Chase Bank N.A.	10/13/2017	(211)
RUB	481,000	USD	8,362	JPMorgan Chase Bank N.A.	11/8/2017	(57)
SEK	954,314	USD	117,958	Goldman Sachs International	10/13/2017	(726)
SEK	3,256,038	USD	401,602	Goldman Sachs International	11/15/2017	(893)
SEK	606,000	USD	76,405	JPMorgan Chase Bank N.A.	10/13/2017	(1,962)
SEK	4,376,014	USD	551,000	JPMorgan Chase Bank N.A.	11/15/2017	(12,460)
THB	719,460	USD	21,772	JPMorgan Chase Bank N.A.	11/17/2017	(174)
USD	75,594	CAD	95,940	Barclays Bank PLC	10/13/2017	(1,302)
USD	74,131	EUR	63,000	BNP Paribas S.A.	10/13/2017	(369)
USD	2,586	GBP	2,000	Brown Brothers Harriman	10/13/2017	(95)
USD	37,807	GBP	28,982	Citibank N.A.	10/13/2017	(1,042)
USD	93,657	CAD	118,999	Deutsche Bank AG	10/13/2017	(1,722)
USD	55,476	EUR	47,000	Deutsche Bank AG	10/13/2017	(103)
USD	3,289	GBP	2,519	Deutsche Bank AG	10/13/2017	(88)
USD	34,754	DKK	219,302	Goldman Sachs International	10/13/2017	(96)
USD	31,871	EUR	27,000	Goldman Sachs International	10/13/2017	(58)
USD	38,000	CHF	36,799	Goldman Sachs International	11/15/2017	(108)
USD	64,494	DKK	406,392	Goldman Sachs International	11/15/2017	(210)
USD	3,452,558	EUR	2,925,018	Goldman Sachs International	11/15/2017	(12,408)
USD	17,641	ILS	63,024	Goldman Sachs International	11/15/2017	(215)
USD	1,084,000	NZD	1,506,300	Goldman Sachs International	11/15/2017	(3,066)
USD	44,868	EUR	38,000	JPMorgan Chase Bank N.A.	10/13/2017	(68)
USD	14,272	GBP	11,000	JPMorgan Chase Bank N.A.	10/13/2017	(473)
USD	5,755	NZD	8,000	JPMorgan Chase Bank N.A.	10/13/2017	(23)
USD	56,219	BRL	179,626	JPMorgan Chase Bank N.A.	11/14/2017	(169)
USD	360,000	AUD	459,750	JPMorgan Chase Bank N.A.	11/15/2017	(446)
USD	240,738	CAD	305,662	JPMorgan Chase Bank N.A.	11/15/2017	(4,303)
USD	14,446	CLP	9,422,250	JPMorgan Chase Bank N.A.	11/15/2017	(262)
USD	208,251	EUR	176,404	JPMorgan Chase Bank N.A.	11/15/2017	(717)
USD	1,194,584	GBP	916,020	JPMorgan Chase Bank N.A.	11/15/2017	(34,501)
USD	77,000	JPY	8,656,040	JPMorgan Chase Bank N.A.	11/15/2017	(73)
USD	25,536	RUB	1,557,772	JPMorgan Chase Bank N.A.	11/15/2017	(1,329)
USD	63,198	SGD	86,023	JPMorgan Chase Bank N.A.	11/15/2017	(251)
USD	57,969	CAD	73,479	Merrill Lynch International	10/13/2017	(925)
ZAR	197,000	USD	14,740	Barclays Bank PLC	10/13/2017	(213)
ZAR	167,908	USD	12,353	Goldman Sachs International	11/15/2017	(37)

						$(124,203)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index	Short	AUD	10	$1,111,849	December - 2017	$6,442
CAC 40 Index	Long	EUR	17	1,070,488	October - 2017	17,739
DAX Index	Long	EUR	2	756,490	December - 2017	4,809
FTSE/MIB Index	Long	EUR	9	1,204,000	December - 2017	25,075
IBEX 35 Index	Long	EUR	8	977,065	October - 2017	1,283
Hang Seng Index	Long	HKD	7	1,232,956	October - 2017	2,072
Hang Seng China Enterprises Index	Short	HKD	2	139,629	October - 2017	581
KOSPI 200 Index	Long	KRW	13	901,356	December - 2017	17,025
Mexico Bolsa Index	Long	MXN	6	167,250	December - 2017	317
MSCI Singapore Index	Long	SGD	16	423,874	October - 2017	1,705
MSCI Taiwan Index	Long	USD	9	346,230	October - 2017	147
SGX CNX Nifty Index	Short	USD	42	823,452	October - 2017	8,018
FTSE/JSE Top 40 Index	Short	ZAR	22	816,896	December - 2017	9,695

						$94,908

Interest Rate Futures
Japanese Government Bond 10 yr	Short	JPY	1	$1,336,148	December - 2017	$6,830
U.S. Treasury Note 10 yr	Short	USD	32	4,010,000	December - 2017	41,759

						$48,589

						$143,497

Liability Derivatives
Equity Futures
Bovespa Index	Short	BRL	37	$871,731	October - 2017	$(26,842)
S&P/TSX 60 Index	Short	CAD	7	1,028,409	December - 2017	(49,725)
AEX Index	Short	EUR	2	253,889	October - 2017	(4,973)
FTSE 100 Index	Long	GBP	1	98,336	December - 2017	(469)
OMX 30 Index	Short	SEK	27	541,416	October - 2017	(19,707)
TurkDEX-BIST 30 Index	Long	TRY	259	927,523	October - 2017	(72,866)
E-Mini S&P 500 Index	Short	USD	3	377,415	December - 2017	(7,712)
Russell 2000 Mini Index	Short	USD	15	1,119,675	December - 2017	(67,752)

						$(250,046)

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	33	$3,288,504	December - 2017	$(41,150)
Canadian Government Bond 10 yr	Short	CAD	14	1,518,093	December - 2017	(2,104)
German Euro Bund	Long	EUR	12	2,283,573	December - 2017	(16,502)
Long Gilt 10 yr	Long	GBP	3	497,997	December - 2017	(15,364)

						$(75,120)

						$(325,166)

At September 30, 2017, the fund had cash collateral of $155,484 and other liquid securities with an aggregate value of $1,679,016 to cover any collateral or margin obligations for securities sold short and derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,911,201	$—	$—	$6,911,201
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,674,534	—	3,674,534
Non-U.S. Sovereign Debt	—	2,319,272	—	2,319,272
U.S. Corporate Bonds	—	2,095,361	—	2,095,361
Residential Mortgage-Backed Securities	—	566,420	—	566,420
Commercial Mortgage-Backed Securities	—	126,294	—	126,294
Asset-Backed Securities (including CDOs)	—	58,811	—	58,811
Foreign Bonds	—	300,459	—	300,459
Floating Rate Loans	—	30,292	—	30,292
Mutual Funds	6,272,454	—	—	6,272,454
Total	$13,183,655	$9,171,443	$—	$22,355,098

Other Financial Instruments
Futures Contracts – Assets	$143,497	$—	$—	$143,497
Futures Contracts – Liabilities	(325,166)	—	—	(325,166)
Forward Foreign Currency Exchange Contracts – Assets	—	94,840	—	94,840
Forward Foreign Currency Exchange Contracts – Liabilities	—	(124,203)	—	(124,203)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		546,548	50,805	(15,057)	582,296
MFS Global Real Estate Fund		75,889	769	(1,848)	74,810
MFS Institutional Money Market Portfolio		2,082,653	1,391,576	(1,781,982)	1,692,247

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(53,840)	$178,262	$—	$—	$3,406,434
MFS Global Real Estate Fund	1,706	14,138	—	—	1,173,773
MFS Institutional Money Market Portfolio	(33)	21	—	5,048	1,692,247

	$52,167	$192,421	$—	$5,048	$6,272,454

Supplemental Information (unaudited) – continued

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	46.5%
Germany	16.6%
Australia	10.6%
France	7.2%
Hong Kong	6.5%
Italy	6.4%
United Kingdom	5.5%
Spain	5.0%
Canada	(9.3)%
Other Countries	5.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2017

*	Print name and title of each signing officer under his or her signature.